Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Schedule of Assets (Held at End of Year)	EIN: 23-0458500
Form 5500 - Schedule H - Line 4(i)	PN: 019
December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, including Maturity Date, Interest Rate, Collateral, Par or Maturity Value	Current Value
	Registered Investment Companies:
*	Vanguard	Vanguard Institutional Index Fund Institutional Plus Shares	$5,224,815
	American Funds	American Funds EUPAC Fund; Class R-6	1,417,689
*	Vanguard	Vanguard Total Bond Market Index Fund; Institutional Shares	1,147,415
*	Vanguard	Vanguard Mid-Cap Index Fund; Institutional Shares	906,620
*	Vanguard	Vanguard Total International Stock Index Fund; Institutional Shares	887,505
*	Vanguard	Vanguard Treasury Money Market Fund	717,753
*	Vanguard	Vanguard Small-Cap Index Fund; Institutional Shares	694,183
	Total Registered Investment Companies		10,995,980
	Common Collective Trusts:
*	Vanguard	Vanguard Target Retirement 2030 Trust II	5,204,485
*	Vanguard	Vanguard Target Retirement 2040 Trust II	3,475,070
*	Vanguard	Vanguard Target Retirement 2035 Trust II	3,139,451
	Aristotle Capital Mgmt	Aristotle Value Equity CIT; B	3,056,393
*	Vanguard	Vanguard Target Retirement 2050 Trust II	2,084,595
	SEI Trust Company	Wasatch Core Growth CIT; Class A	2,049,751
*	Vanguard	Vanguard Target Retirement 2055 Trust II	1,783,185
*	Vanguard	Vanguard Target Retirement 2060 Trust II	1,663,058
*	Vanguard	Vanguard Target Retirement 2025 Trust II	1,518,137
*	Vanguard	Vanguard Target Retirement 2020 Trust II	1,208,241
*	Vanguard	Vanguard Target Retirement 2045 Trust II	1,204,049
*	Vanguard	Vanguard Target Retirement 2070 Trust II	612,705
*	Vanguard	Vanguard Target Retirement 2065 Trust II	576,314
*	Vanguard	Vanguard Target Retirement Income Trust II	538,988
	Prudential Trust Company	Prudential Core Plus Bond Fund Collective Trust; Class 6	524,598
*	Vanguard	Vanguard Target Retirement Income and Growth Trust II	50,024
	Total Common Collective Trusts		28,689,044
*	Participant Loans	Loans to Participants - Interest rate range 4.25% - 9.50%; maturities through January 2036	920,456
Total			$40,605,480
Cost information not included, as all investments are participant-directed.
The investment in the Interest in Carpenter Technology Master Trust Fund has been excluded from this schedule.
* indicates Party-in-Interest